Related Party Transactions - Summary of Significant Borrowing Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Korea Credit Bureau Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 40,570		₩ 17,003
Borrowing		1,000		0
Repayment		0		0
Others	[1]	(4,602)		23,567
Ending		36,968		40,570
Incheon Bridge Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		43,867		40,992
Borrowing		66,100		72,000
Repayment		(39,500)		(74,300)
Others	[1]	3		5,175
Ending		70,470		43,867
CellinCells Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[3]	13	[2]	37
Borrowing		0	[2]	0	[3]
Repayment		0	[2]	0	[3]
Others	[1]	(13)	[2]	(24)	[3]
Ending	[2]	0		13	[3]
Jungdo Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4		4
Borrowing		0		0
Repayment		0		0
Others	[1]	0		0
Ending		4		4
Dae-A Leisure Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0		150
Borrowing				0
Repayment				0
Others	[1]			(150)
Ending				0
Aju Good Technology Venture Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,809		1,202
Borrowing		0		0
Repayment		0		0
Others	[1]	(1,770)		607
Ending		39		1,809
RAND Bio Science Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[3]	4	[2]	4
Borrowing		0	[2]	0	[3]
Repayment		0	[2]	0	[3]
Others	[1]	(4)	[2]	0	[3]
Ending	[2]	0		4	[3]
Food Factory Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		907		629
Borrowing		0		0
Repayment		0		0
Others	[1]	(303)		278
Ending		604		907
Big Dipper Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		123		40
Borrowing		0		0
Repayment		0		0
Others	[1]	(72)		83
Ending		51		123
Skydigital Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		30		65
Borrowing		0		0
Repayment		0		0
Others	[1]	(29)		(35)
Ending		1		30
KB-KDBC Pre-IPO New Technology Business Investment Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		39		46
Borrowing		0		0
Repayment		0		0
Others	[1]	231		(7)
Ending		270		39
Spark Biopharma Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,759		11,419
Borrowing		10,016		32,649
Repayment		(13,113)		(38,908)
Others	[1]	(517)		(401)
Ending		1,145		4,759
WJ Private Equity Fund No.1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		46		103
Borrowing		0		0
Repayment		0		0
Others	[1]	(10)		(57)
Ending		36		46
COSES GT Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[3]	0		1
Borrowing	[3]			0
Repayment	[3]			0
Others	[1],[3]			(1)
Ending	[3]			0
S&E Bio Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		772		2,342
Borrowing		1,180		990
Repayment		(1,180)		(1,490)
Others	[1]	(548)		(1,070)
Ending		224		772
4N Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4		49
Borrowing		0		0
Repayment		0		0
Others	[1]	(4)		(45)
Ending		0		4
Contents First
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		729		1,072
Borrowing		0		0
Repayment		0		0
Others	[1]	(596)		(343)
Ending		133		729
Key management personnel
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		15,365		15,902
Borrowing		26,948		26,709
Repayment		(28,201)		(22,264)
Others	[1]	(1,372)		(4,982)
Ending		12,740		15,365
Wyatt Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[3]	1	[2]	1
Borrowing		0	[2]	0	[3]
Repayment		0	[2]	0	[3]
Others	[1]	(1)	[2]	0	[3]
Ending	[2]	0		1	[3]
SuperNGine Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		217		69
Borrowing		0		0
Repayment		0		0
Others	[1]	(66)		148
Ending		151		217
Desilo Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3		3
Borrowing		0		0
Repayment		(1)		0
Others	[1]	0		0
Ending		2		3
Turing Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		819		1,726
Borrowing		0		1,000
Repayment		0		(1,700)
Others	[1]	68		(207)
Ending		887		819
Iwon Alloy Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2		1
Borrowing		0		0
Repayment		0		0
Others	[1]	(2)		1
Ending		0		2
KB No.21 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[3]	2,247	[2]	2,261
Borrowing		0	[2]	2,115	[3]
Repayment		(2,115)	[2]	(2,050)	[3]
Others	[1]	(132)	[2]	(79)	[3]
Ending	[2]	0		2,247	[3]
KB No.22 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[3]	0		1,848
Borrowing	[3]			0
Repayment	[3]			0
Others	[1],[3]			(1,848)
Ending	[3]			0
Pin Therapeutics Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		11,133		265
Borrowing		2,000		14,000
Repayment		(12,000)		(4,000)
Others	[1]	(283)		868
Ending		850		11,133
TMAP Mobility Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		100,010		80,016
Borrowing		344,626		360,000
Repayment		(445,626)		(340,000)
Others	[1]	991		(6)
Ending		1		100,010
Nextrade Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		15,281		56,203
Borrowing		0		6,000
Repayment		(15,000)		(47,200)
Others	[1]	(3)		278
Ending		278		15,281
ZIPDOC Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[3]	1	[2]	181
Borrowing		0	[2]	0	[3]
Repayment		0	[2]	0	[3]
Others	[1]	(1)	[2]	(180)	[3]
Ending	[2]	0		1	[3]
TeamSparta Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[3]	18,635	[2]	7,672
Borrowing		0	[2]	3,000	[3]
Repayment		(1,000)	[2]	(6,000)	[3]
Others	[1]	(17,635)	[2]	13,963	[3]
Ending	[2]	0		18,635	[3]
Chabot Mobility Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[3]	631	[2]	164
Borrowing		0	[2]	300	[3]
Repayment		(300)	[2]	0	[3]
Others	[1]	(331)	[2]	167	[3]
Ending	[2]	0		631	[3]
Wemade Connect Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,465		8,843
Borrowing		9,069		24,056
Repayment		(10,000)		(27,556)
Others	[1]	991		122
Ending		5,525		5,465
Channel Corporation
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6		2,030
Borrowing		0		0
Repayment		0		(2,000)
Others	[1]	(6)		(24)
Ending		0		6
KB No.25 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,545		1,586
Borrowing		3,016		1,545
Repayment		(3,045)		(1,500)
Others	[1]	88		(86)
Ending		1,604		1,545
KB No.26 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[3]	1,763	[2]	1,761
Borrowing		0	[2]	1,724	[3]
Repayment		(110)	[2]	(1,670)	[3]
Others	[1]	(1,653)	[2]	(52)	[3]
Ending	[2]	0		1,763	[3]
KB No.27 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,613		4,497
Borrowing		4,600		4,532
Repayment		(4,532)		(4,390)
Others	[1]	(6)		(26)
Ending		4,675		4,613
Bitgoeul Cheomdan Green 1st Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,239		833
Borrowing		0		0
Repayment		0		0
Others	[1]	3		406
Ending		1,242		1,239
KB-FT Green Growth No.1 New Technology Business Investment Association
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0		700
Borrowing				0
Repayment				(700)
Others	[1]			0
Ending				0
Bigwave Robotics Corp.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		501		4
Borrowing		0		501
Repayment		(501)		0
Others	[1]	364		(4)
Ending		364		501
3D Interactive Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,779		1,501
Borrowing		0		0
Repayment		0		0
Others	[1]	(1,731)		278
Ending		48		1,779
AIM FUTURE, Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		760		3,393
Borrowing		0		1,000
Repayment		0		(4,000)
Others	[1]	(620)		367
Ending		140		760
New Daegu Busan Expressway Co., Ltd
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		150,007		146,169
Borrowing		61,000		104,500
Repayment		(130,500)		(93,932)
Others	[1]	34,894		(6,730)
Ending		115,401		150,007
Novorex Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6		7
Borrowing		0		0
Repayment		0		0
Others	[1]	9,668		(1)
Ending		9,674		6
Xenohelix Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		302		904
Borrowing		0		0
Repayment		0		0
Others	[1]	(262)		(602)
Ending		40		302
ASSEMBLE CORPORATION
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		18		78
Borrowing		0		0
Repayment		0		0
Others	[1]	1		(60)
Ending		19		18
Newavel Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0		46
Borrowing		0		0
Repayment		0		0
Others	[1]	1		(46)
Ending		1		0
KB No.28 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[3]	1,910	[2]	0
Borrowing		0	[2]	1,890	[3]
Repayment		0	[2]	0	[3]
Others	[1]	(1,910)	[2]	20	[3]
Ending	[2]	0		1,910	[3]
KB No.29 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,338		0
Borrowing		2,148		2,100
Repayment		(2,100)		0
Others	[1]	(38)		238
Ending		2,348		2,338
KB No.30 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,786		0
Borrowing		1,535		1,500
Repayment		(1,500)		0
Others	[1]	(33)		286
Ending		1,788		1,786
KB No.31 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,352		0
Borrowing		2,000		2,000
Repayment		(2,000)		0
Others	[1]	(42)		352
Ending		2,310		2,352
KY Global Cell & Gene Private Equity Fund 2nd
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[3]	0		3,790
Borrowing	[3]			2,910
Repayment	[3]			(308)
Others	[1],[3]			(6,392)
Ending	[3]			0
ADP Holdings Co., Ltd
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,058		0
Borrowing		10,496		6,094
Repayment		(12,293)		(4,037)
Others	[1]	2		1
Ending		263		2,058
ADPGREEN
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,802		0
Borrowing		12,200		10,551
Repayment		(8,650)		(9,001)
Others	[1]	(50)		252
Ending		5,302		1,802
Logpresso Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		457		0
Borrowing		8,374		100
Repayment		(974)		(200)
Others	[1]	(281)		557
Ending		7,576		457
DYNE MEDICAL GROUP Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,813		0
Borrowing		3,800		5,150
Repayment		(6,300)		(7,800)
Others	[1]	(957)		6,463
Ending		356		3,813
Onheal Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,001		0
Borrowing		0		0
Repayment		0		0
Others	[1]	(5,001)		5,001
Ending		0		5,001
TriOar Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6,054		0
Borrowing		4,000		10,500
Repayment		(7,000)		(8,500)
Others	[1]	1,034		4,054
Ending		4,088		6,054
Yeoulhyulgangho
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		456		0
Borrowing		1,860		200
Repayment		(1,560)		0
Others	[1]	27		256
Ending		783		456
SDT Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0		0
Borrowing				0
Repayment				(1,000)
Others	[1]			1,000
Ending				0
Allra Fintech Corp.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,671		0
Borrowing		2,000		12,500
Repayment		(3,000)		(19,500)
Others	[1]	(638)		8,671
Ending		33		1,671
KB No32 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		2,000
Repayment		0
Others	[1]	315
Ending		2,315		0
KB No33 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		2,400
Repayment		0
Others	[1]	435
Ending		2,835		0
Koru Pharma Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		300
Repayment		(200)
Others	[1]	97
Ending		197		0
Emocog Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		4,000
Repayment		(4,000)
Others	[1]	704
Ending		704		0
WhaTap Laps Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		0
Repayment		0
Others	[1]	2,814
Ending		2,814		0
Aldaver
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		1,638
Repayment		(1,632)
Others	[1]	815
Ending		821		0
Lemontree Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		0
Repayment		0
Others	[1]	536
Ending		536		0
enParticle Co., Ltd
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		0
Repayment		0
Others	[1]	1,696
Ending		1,696		0
ANTIGRAVITY
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		0
Repayment		0
Others	[1]	82
Ending		82		0
FineKB Private Equity Fund No.1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		1,000
Repayment		(1,000)
Others	[1]	0
Ending		0		0
ByL
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		5,000
Repayment		(2,000)
Others	[1]	5,968
Ending		8,968		0
eRoun & company Co., Ltd
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		0
Repayment		0
Others	[1]	1,127
Ending		1,127		0
VP Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		0
Repayment		0
Others	[1]	51
Ending		51		0
RUMIKEU Holdings Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Borrowing		0
Repayment		0
Others	[1]	11
Ending		₩ 11		₩ 0

[1]	Transactions between related parties, such as settlements arising from operating activities and deposits, are expressed in net amount.
[2]	Excluded from the Group’s related party as of December 31, 2025.
[3]	Excluded from the Group’s related party as of December 31, 2024.